UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended:  March 31, 2009

Check here if Amendment [  ];  Amendment Number:

This Amendment :		[	] is a restatement
  (Check only one.)		[	] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:					Piedra Capital, Ltd.
Address:					3700 Buffalo Speedway
					Suite 520
					Houston, TX 77098

13F File Number:  028-05713

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all the information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:					S. Peter Hidalgo, II
Title:					Principal
Phone:					713-622-7625
Signature, Place and Date of Signing:

S. PETER HIDALGO, II	HOUSTON, TEXAS		April 15, 2009

Report Type (Check only one):

[  XX  ]				   13F HOLDINGS REPORT
[      ]				   13F NOTICE
[      ]				   13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:  0


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:			0
Form 13F Information Table Entry Total:		39
Form 13F Information Table Value Total:		$50,461

List of Other Managers:

No.  13F File Number	Name

      None


                    Title of                  VALUE                     PUT/ INVESTMEN   OTHER   VOTING AUTHORITY
     Security        Class       CUSIP        (000)      SHARES    SH/  CALL DISCRETIO MANAGERS      SOLE     SHARED     NONE
AGCO Corp             COM      001084102        $1,110       56640 SH          SOLE      None          51060         0       5580
Aflac                 COM      001055102        $1,069       55215 SH          SOLE      None          50185         0       5030
Airgas Inc            COM      009363102        $1,588       46956 SH          SOLE      None          42236         0       4720
Akamai Technologies   COM      00971T101        $2,438      125695 SH          SOLE      None         114225         0      11470
Allergan Inc          COM      018490102          $868       18175 SH          SOLE      None          16405         0       1770
Alliance Data Syste   COM      018581108          $910       24620 SH          SOLE      None          21710         0       2910
Assurant Inc          COM      04621X108        $1,446       66405 SH          SOLE      None          59405         0       7000
BB&T Corporation      COM      054937107        $1,584       93620 SH          SOLE      None          84310         0       9310
Cerner Corp           COM      156782104        $2,629       59785 SH          SOLE      None          54115         0       5670
Cognizant Tech Solu   COM      192446102        $2,229      107200 SH          SOLE      None          96350         0      10850
Corrections Corp of   COM      22025Y407        $1,494      116650 SH          SOLE      None         104450         0      12200
Cullen/Frost Banker   COM      229899109        $1,575       33550 SH          SOLE      None          30460         0       3090
Energy Conversion D   COM      292659109        $1,574      118605 SH          SOLE      None          106425        0      12180
Express Scripts       COM      302182100          $995       21540 SH          SOLE      None           19270        0       2270
FTI Consulting Inc    COM      302941109          $760       15360 SH          SOLE      None           13730        0       1630
Flowserve Corporati   COM      34354P105        $1,248       22245 SH          SOLE      None           20115        0       2130
Gamestop Corporatio   COM      36467W109        $2,415       86175 SH          SOLE      None           78965        0       7210
General Electric Co   COM      369604103          $215       21290 SH          SOLE      None           21290        0          0
Goodrich Corporatio   COM      382388106        $1,227       32380 SH          SOLE      None           29580        0       2800
Hologic Inc           COM      436440101        $2,383      182047 SH          SOLE      None          165791        0      16256
Inverness Medical I   COM      46126P106        $1,819       68290 SH          SOLE      None           61610        0       6680
Kansas City Souther   COM      485170302        $1,617      127260 SH          SOLE      None          113980        0      13280
Key Energy Services   COM      492914106        $1,164      404329 SH          SOLE      None          363779        0      40550
Kirby Corporation     COM      497266106        $1,381       51833 SH          SOLE      None           46583        0       5250
Massey Energy         COM      576206106        $1,172      115805 SH          SOLE      None          104195        0      11610
Murphy Oil Corp       COM      626717102          $211        4710 SH          SOLE      None            4710        0          0
Nvidia Corporation    COM      67066G104          $140       14220 SH          SOLE      None           14220        0          0
Oceaneering Intl In   COM      675232102        $1,067       28940 SH          SOLE      None           26140        0       2800
Oracle Corporation    COM      68389X105          $218       12080 SH          SOLE      None           12080        0          0
Pfizer Inc            COM      717081103          $153       11220 SH          SOLE      None           11220        0          0
Quest Diagnostics I   COM      74834L100        $1,418       29870 SH          SOLE      None           27250        0       2620
Roper Industries In   COM      776696106        $1,447       34097 SH          SOLE      None           31017        0       3080
Ross Stores Inc       COM      778296103        $1,950       54336 SH          SOLE      None           49126        0       5210
St Jude Medical Inc   COM      790849103        $1,411       38840 SH          SOLE      None           35290        0       3550
Suncor Energy Inc     COM      867229106          $698       31430 SH          SOLE      None           28130        0       3300
Superior Energy Ser   COM      868157108        $1,133       87915 SH          SOLE      None           80225        0       7690
The Nasdaq OMX Grou   COM      631103108          $931       47565 SH          SOLE      None           42845        0       4720
Verisign Inc          COM      92343E102        $1,264       66975 SH          SOLE      None           60105        0       6870
Weatherford Interna   COM      G95089101        $1,510      136415 SH          SOLE      None          123285        0      13130
TOTAL PORTFOLIO                                $50,461     2670283 SHS                                2415867        0     254416
